Other non financial liability, non-current	12 Months Ended
Mar. 31, 2018
Other non financial liability, non-current
Other non financial liability, non-current	37. Other non financial liability, non-current
	March 31,
	2017	2018
Lease rent equalization	3,598	5,815

Total	3,598	5,815